Earnings Per Share - Schedule of Calculation of the Basic and Diluted EPS (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator
Net loss	$ (6,478)	$ (11,231)	$ (18,657)	$ (61,606)
Denominator
Basic weighted average number of shares outstanding	67,663,377	53,828,655	54,769,568	48,044,313
Diluted weighted average number of shares outstanding	67,663,377	53,828,655	54,769,568	48,044,313
Basic net loss per share	$ (0.1)	$ (0.21)	$ (0.34)	$ (1.28)
Diluted net loss per share	$ (0.1)	$ (0.21)	$ (0.34)	$ (1.28)